Derivative Financial Instruments and Hedge Accounting (Tables)	6 Months Ended
Sep. 30, 2023
Text block [abstract]
Derivative Financial Instruments by Type and Purpose of Derivatives
The tables b
e
low represent the derivative financial instruments by type and purpose of derivatives at September 30, 2023 and March 31, 2023.

	At September 30, 2023
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)

Interest rate derivatives	¥1,705,064,948	¥7,105,501	¥8,935,065	¥63,920,478	¥1,200,112	¥1,355,496
Futures	158,410,820	42,383	44,662	1,562,264	2,253	947
Listed Options	187,933,727	52,836	36,721	—	—	—
Forwards	31,225,313	78,469	72,821	—	—	—
Swaps	1,047,934,282	5,731,168	6,064,799	62,150,298	1,197,859	1,310,443
OTC Options	279,560,806	1,200,645	2,716,062	207,916	—	44,106
Currency derivatives	247,544,947	4,353,447	2,417,493	25,068,889	251,956	2,471,902
Futures	980	—	181	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	130,894,081	2,092,679	1,605,454	9,703,233	142,696	469,557
Swaps	106,052,283	2,027,596	538,251	15,365,656	109,260	2,002,345
OTC Options	10,597,603	233,172	273,607	—	—	—
Equity derivatives	3,087,398	52,245	61,296	—	—	—
Futures	1,726,002	23,713	19,235	—	—	—
Listed Options	679,406	11,528	17,067	—	—	—
Forwards	393,964	908	16,791	—	—	—
Swaps	31,119	91	1,382	—	—	—
OTC Options	256,907	16,005	6,821	—	—	—
Commodity derivatives	130,997	13,379	12,178	—	—	—
Futures	52,700	1,932	1,572	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	65,539	11,251	10,168	—	—	—
OTC Options	12,758	196	438	—	—	—
Credit derivatives	3,164,779	38,654	45,285	—	—	—

Total derivative financial instruments	¥1,958,993,069	¥11,563,226	¥11,471,317	¥88,989,367	¥1,452,068	¥3,827,398

	At March 31, 2023
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,691,197,124	¥5,025,797	¥6,380,627	¥65,003,591	¥763,819	¥1,032,506
Futures	129,630,431	37,084	36,633	8,746,711	5,990	2,836
Listed Options	262,156,548	87,651	52,918	—	—	—
Forwards	24,354,115	30,619	24,358	—	—	—
Swaps	1,036,174,625	4,059,518	4,100,097	56,071,259	757,829	1,008,337
OTC Options	238,881,405	810,925	2,166,621	185,621	—	21,333
Currency derivatives	220,393,641	2,571,317	1,629,519	21,600,130	203,864	1,376,767
Futures	1,114	145	—	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	115,616,503	1,113,495	1,107,415	7,430,656	71,072	184,808
Swaps	93,961,952	1,282,512	352,236	14,169,474	132,792	1,191,959
OTC Options	10,814,072	175,165	169,868	—	—	—
Equity derivatives	2,372,833	54,508	42,208	—	—	—
Futures	1,369,369	11,259	16,491	—	—	—
Listed Options	565,733	9,312	17,713	—	—	—
Forwards	146,369	12,567	2	—	—	—
Swaps	39,235	433	2,554	—	—	—
OTC Options	252,127	20,937	5,448	—	—	—
Commodity derivatives	129,488	9,142	7,946	—	—	—
Futures	25,427	407	1,247	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	73,010	8,567	6,331	—	—	—
OTC Options	31,051	168	368	—	—	—
Credit derivatives	2,893,477	21,500	27,282	—	—	—

Total derivative financial instruments	¥1,916,986,563	¥7,682,264	¥8,087,582	¥86,603,721	¥967,683	¥2,409,273

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings, and debt instruments at fair value through other comprehensive income (“FVOCI”) and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments
The Group app
l
i
e
s fair value hedge accounting to mitigate the risk of changes in the fair value of certain fixed rate financial assets and liabilities. The table below represents the amounts related to items designated as hedging instruments at September 30, 2023 and March 31, 2023.

	At September 30, 2023			At March 31, 2023
	Notional amounts	Carrying amounts		Notional amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities

	(In millions)
Interest rate risk

Interest rate swaps	¥9,854,304	¥139,607	¥875,688	¥8,264,813	¥101,835	¥587,049
Interest rate options	207,916	—	44,106	185,621	—	21,333

Schedule of Hedges of Net Investments in Foreign Operations	The table below represents the amounts related to items designated as hedging instruments at September 30, 2023 and March 31, 2023.

At September 30, 2023			At March 31, 2023
Nominal amounts	Carrying amounts		Nominal amounts	Carrying amounts
	Assets	Liabilities		Assets	Liabilities

(In millions)

Foreign exchange forward contracts	¥3,430,339	¥32,887	¥465,816	¥3,088,524	¥48,483	¥147,366
Foreign currency denominated financial liabilities	322,840	—	322,840	287,072	—	287,072